DISCONTINUED OPERATIONS (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Schedule of Discontinued Operations
Assets and liabilities classified as discontinued operations in the condensed consolidated balance sheets as of September 30, 2024 and December 31, 2023 consist of the following:

(In thousands)	September 30, 2024	December 31, 2023
Carrying amount of major assets included as part of discontinued operations:
Current assets:
Accounts receivable	$—	$2,171
Inventory	—	6,097
Prepaid expenses and other current assets	—	1,022

Current assets from discontinued operations	—	9,290
Noncurrent assets:
Other assets	—	934

Noncurrent assets from discontinued operations	—	934

Total assets from discontinued operations	$—	$10,224

Carrying amount of major liabilities included as part of discontinued operations:
Current liabilities:
Current contract liabilities	—	24,665

Current liabilities from discontinued operations	—	24,665
Noncurrent liabilities:
Long-term contract liabilities	—	4,245

Noncurrent liabilities from discontinued operations	—	4,245

Total liabilities from discontinued operations	$—	$28,910

Inventory consisted of the following (in thousands):

	September 30, 2024	December 31, 2023
Raw materials	$—	$2,691
Work-in-process	—	3,406

Total inventory	$—	$6,097

The results of operations from discontinued operations during the nine months ended September 30, 2024 and 2023 have been reflected as income (loss) from discontinued operations, net of income taxes in the condensed consolidated statements of operations and comprehensive loss and consist of the following:

	Nine Months Ended September 30,
(In thousands)	2024	2023
Major line items constituting pretax income (loss) of discontinued operations
Revenues:

Total revenues	$29,263	$25,795

Operating expenses:
Cost of product revenue	9,030	387
Research and development	10,572	25,061
Selling, general and administrative	7,460	2,795

Total operating expenses	27,062	28,243

Income (loss) from operations	2,201	(2,448)
Other expense, net:
Loss on disposal of discontinued operations	(1,799)	—

Total other expense, net	(1,799)	—
Income (loss) from discontinued operations before income tax expense	402	(2,448)
Income tax expense	—	(371)

Income (loss) from discontinued operations, net of income taxes	$402	$(2,819)

Assets and liabilities classified as discontinued operations in the condensed consolidated balance sheets as of December 31, 2023 and 2022 consist of the following:

	December 31, 2023	December 31, 2022
(In thousands)		(As Restated)
Carrying amount of major assets included as part of discontinued operations:
Current assets:
Accounts receivable	$2,171	$116
Inventory	6,097	—
Prepaid expenses and other current assets	1,022	952

Current assets from discontinued operations	9,290	1,068
Noncurrent assets:
Other assets	934	958

Noncurrent assets from discontinued operations	934	958

Total assets from discontinued operations	$10,224	$2,026

Carrying amount of major liabilities included as part of discontinued operations:
Current liabilities:
Current contract liabilities	$24,665	$13,610
Current liabilities from discontinued operations	24,665	13,610

Noncurrent liabilities:		—
Long-term contract liabilities	4,245	20,525

Noncurrent liabilities from discontinued operations	4,245	20,525

Total liabilities from discontinued operations	$28,910	$34,135

Inventory consisted of the following (in thousands):

	December 31,
	2023	2022
Raw materials	$2,691	$—
Work-in-process	3,406	—

Total inventory	$6,097	$—

The results of operations from discontinued operations during the years ended December 31, 2023 and 2022 have been reflected as income (loss) from discontinued operations, net of income taxes in the consolidated statements of operations and comprehensive loss and consist of the following:

	Years ended December 31,
(In thousands)	2023	2022
		(As Restated)
Major line items constituting pretax income (loss) of discontinued operations
Revenues:
Total revenues	$40,622	$40,952

Operating expenses:
Cost of product revenue	1,523	—
Research and development	31,769	47,237
Selling, general and administrative	4,753	5,319

Total operating expenses	38,045	52,556

Income (loss) from discontinued operations before income tax expense	2,577	(11,604)
Income tax expense	(428)	(258)

Income (loss) from discontinued operations, net of income taxes	$2,149	$(11,862)

Discontinued Operations
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Schedule of Collaborative Agreement Liabilities and Revenues Disaggregated by Timing of Revenue Recognition
The following table presents a summary of the activity in the Company’s contract liabilities pertaining to the Mundipharma Collaboration Agreement and Melinta License Agreement during the nine months ended September 30, 2024 (in thousands):

Opening balance, December 31, 2023	$28,910
Revenue from performance obligations satisfied during reporting period	(28,910)

Closing balance, September 30, 2024	$—

Current portion of contract liabilities	$—
Long-term portion of contract liabilities	—

Total contract liabilities, September 30, 2024	$—

The following table presents collaboration revenue, included within discontinued operations, disaggregated by collaborator and timing of revenue recognition (in thousands):

	Nine Months Ended September 30, 2024
	Mundipharma	Melinta
Revenue from Collaboration, License and Purchase Agreements:
Point in Time:
Rezafungin Assets, including Sale of IP and Inventory	$20,833	$—
License of Intellectual Property - upon milestone achieved	813	—
Product Revenue	2,826	—
Royalty Revenue	37	125
Over Time:
Research and Development Services	3,895	457
Clinical Supply Services	175	—
Transition Services	102	—

Total Revenue from Collaboration, License and Purchase Agreements	$28,681	$582

	Nine Months Ended September 30, 2023
	Mundipharma	Melinta
Revenue from Collaboration, License and Purchase Agreements:
Point in Time:
License of Intellectual Property - upon milestone achieved	$—	$17,257
Clinical Drug Supply	26	—
Product Revenue	—	1,468
Royalty Revenue	—	70
Over Time:
Research and Development Services	4,870	1,859
Clinical Supply Services	245	—

Total Revenue from Collaboration, License and Purchase Agreements	$5,141	$20,654

The following table presents a summary of the activity in the Company’s contract liabilities pertaining to the Mundipharma Collaboration Agreement and Melinta License Agreement during the year ended December 31, 2023 (in thousands):

Opening balance, December 31, 2022	$34,135
Payments received in advance	1,463
Payments receivable	1,488
Revenue from performance obligations satisfied during reporting period	(8,176)

Closing balance, December 31, 2023	$28,910

Current portion of contract liabilities	$24,665
Long-term portion of contract liabilities	4,245

Total contract liabilities, December 31, 2023	$28,910

The following table presents collaboration revenue, included within discontinued operations, disaggregated by collaborator and timing of revenue recognition (in thousands):

	Year Ended December 31, 2023
	Mundipharma	Melinta
Revenue from Collaboration, License and Purchase Agreements:
Point in Time:
License of Intellectual Property - upon milestones achieved	$3,252	$17,257
Clinical Drug Supply	26	—
Product Revenue	2,867	1,468
Royalty Revenue	—	168
Over Time:
Research and Development Services	12,303	2,441
Clinical Supply Services	840	—

Total Revenue from Collaboration, License and Purchase Agreements	$19,288	$21,334

	Year Ended December 31, 2022
	Mundipharma	Melinta
Revenue from Collaboration and License Agreements:
Point in Time:
License of Intellectual Property - upon transfer of license	$—	$25,885
License of Intellectual Property - upon milestones achieved	3,252	—
Clinical Drug Supply	484	—
Over Time:
Research and Development Services	9,595	811
Clinical Supply Services	925	—

Total Revenue from Collaboration and License Agreements	$14,256	$26,696